INCOME TAX EXPENSE - Deferred tax assets and deferred tax liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carry forward	$ 17,781,302	$ 15,413,070
Tax credit carry forward	1,969,174	1,077,073
Capitalized inventory	58,214	72,402
Unrealized foreign exchange gain/losses	398,422	67,453
Accrued expenses	151,615
Amortization of right-of-use assets and interest of lease liabilities		676
Gross deferred tax assets	20,358,727	16,630,674
Less: valuation allowance	(20,336,613)	(16,589,070)	$ (9,524,497)	$ (5,007,139)
Total deferred tax assets, net	22,114	41,604
Deferred tax liabilities:
Depreciation and amortization of property, equipment and software	(22,114)	(41,604)
Deferred tax liabilities	$ (22,114)	$ (41,604)